Schedule of share based compensation expenses (Details)	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 256,222	€ 240,043	€ 497,104
Unrecognized expense
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total			82,669
Research And Development Expense Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total			179,480
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total		€ 240,043	€ 234,955